Other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ACCOUNTS PAYABLE [Line Items]
Employees and payroll accruals	$ 38	$ 677
Accrued expenses	403	554
Accounts Payable, Other, Current	$ 441	$ 1,231